                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

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This prospectus, dated May 1, 2009, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials.

This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II shares
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. International Growth Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B (formerly,
  AllianceBernstein Global Technology Portfolio)
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Core Value Equity Fund -- Class 1 Shares
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Money Market Fund
Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares

Genworth Variable Insurance Trust:
Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason Partners Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Western Asset Management Core Plus Fixed Income Fund

Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
Oppenheimer MidCap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares

The following Portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/2/

Janus Aspen Series:
Enterprise Portfolio -- Service Shares (formerly, Mid Cap Growth Portfolio) Global Life Sciences Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Janus Portfolio -- Service Shares (formerly, Large Cap Growth Portfolio) Worldwide Portfolio - Service Shares (formerly, Worldwide Growth Portfolio)

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.
/2/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:
Overseas Portfolio -- Service Shares (formerly, International Growth Portfolio)

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Capital and Income Portfolio -- Class II

Van Kampen Life Investment Trust:
Capital Growth Portfolio -- Class II Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2009, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents

Definitions.....................................................................  7

Fee Tables......................................................................  8
   Examples..................................................................... 10

Synopsis........................................................................ 10

Condensed Financial Information................................................. 12

The Company..................................................................... 12

Financial Condition of the Company.............................................. 13

The Separate Account............................................................ 14
   The Portfolios............................................................... 14
   Subaccounts.................................................................. 15
   Voting Rights................................................................ 27
   Asset Allocation Program..................................................... 27

The Guarantee Account........................................................... 32

Charges and Other Deductions.................................................... 33
   Transaction Expenses......................................................... 33
     Surrender Charge........................................................... 33
     Exceptions to the Surrender Charge......................................... 34
   Deductions from the Separate Account......................................... 34
   Other Charges................................................................ 34

The Contract.................................................................... 35
   Purchase of the Contract..................................................... 35
   Ownership.................................................................... 36
   Assignment................................................................... 36
   Purchase Payments............................................................ 37
   Valuation Day and Valuation Period........................................... 37
   Allocation of Purchase Payments.............................................. 37
   Valuation of Accumulation Units.............................................. 37

Transfers....................................................................... 38
   Transfers Before the Annuity Commencement Date............................... 38
   Transfers from the Guarantee Account to the Subaccounts...................... 38
   Transfers from the Subaccounts to the Guarantee Account...................... 38
   Transfers Among the Subaccounts.............................................. 38
   Telephone/Internet Transactions.............................................. 39
   Confirmation of Transactions................................................. 40
   Special Note on Reliability.................................................. 40
   Transfers by Third Parties................................................... 40
   Special Note on Frequent Transfers........................................... 40
   Dollar Cost Averaging Program................................................ 42
   Defined Dollar Cost Averaging Program........................................ 43
   Portfolio Rebalancing Program................................................ 43
   Guarantee Account Interest Sweep Program..................................... 43

Surrenders and Partial Withdrawals..............................................  44
   Surrenders and Partial Withdrawals...........................................  44
   Restrictions on Distributions From Certain Contracts.........................  45
   Systematic Withdrawal Program................................................  45
   Annuity Cross Funding Program................................................  46

The Death Benefit...............................................................  48
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date.  48
   Optional Death Benefit.......................................................  49
   Optional Enhanced Death Benefit..............................................  50
   When We Calculate the Death Benefit..........................................  51
   Death of an Owner or Joint Owner Before the Annuity Commencement Date........  51
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity
     Commencement Date..........................................................  53

Income Payments.................................................................  54
   Income Payments and the Annuity Commencement Date............................  54
   Optional Payment Plans.......................................................  55
   Variable Income Payments.....................................................  56
   Transfers After the Annuity Commencement Date................................  56

Tax Matters.....................................................................  56
   Introduction.................................................................  56
   Taxation of Non-Qualified Contracts..........................................  57
   Section 1035 Exchanges.......................................................  59
   Qualified Retirement Plans...................................................  60
   Federal Income Tax Withholding...............................................  64
   State Income Tax Withholding.................................................  64
   Tax Status of the Company....................................................  64
   Federal Estate Taxes.........................................................  64
   Generation-Skipping Transfer Tax.............................................  64
   Annuity Purchases by Residents of Puerto Rico................................  64
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.............  64
   Foreign Tax Credits..........................................................  64
   Changes in the Law...........................................................  64

Requesting Payments.............................................................  65

Sale of the Contracts...........................................................  65

Additional Information..........................................................  67
   Owner Questions..............................................................  67
   Return Privilege.............................................................  67
   State Regulation.............................................................  67
   Evidence of Death, Age, Gender, Marital Status or Survival...................  67
   Records and Reports..........................................................  67
   Other Information............................................................  67
   Legal Proceedings............................................................  67

Appendix A -- The Death Benefit................................................. A-1

Appendix B -- Condensed Financial Information................................... B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
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Surrender Charge (as a percentage of purchase      Number of Completed Years  Surrender Charge as
 payments partially withdrawn or surrendered)      Since We Received the      a Percentage of the
                                                   Purchase Payment           Purchase Payment
                                                                              Partially Withdrawn or
                                                                              Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/3 /
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/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
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Annual Contract Charge                                             $30.00/1/
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Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
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                                                   Annuitant (Joint          Either Annuitant
                                                   Annuitant, if any) Age 70 Over Age 70 at
                                                   or Younger at Issue       Issue
                                                   ------------------------------------------
  Mortality and Expense Risk Charge                          1.35%                1.55%
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  Administrative Expense Charge                                      0.15%
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Optional Benefits
 (as a percentage of your Contract Value at the time the charge is taken)/2/
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  Optional Death Benefit Rider                                      0.25%/3/
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  Optional Enhanced Death Benefit Rider                             0.35%/4/
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                                                   Annuitant (Joint          Either Annuitant
                                                   Annuitant, if any) Age 70 Over Age 70 at
                                                   or Younger at Issue       Issue
                                                   ------------------------------------------
Maximum Total Separate Account Annual Expenses/5/            2.10%                2.30%
---------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.42%   7.97%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2008, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.42% and 2.05%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,623      $3,580      $5,230       $8,438

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,037      $3,076      $4,858       $8,391

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,122      $3,150      $4,923       $8,438

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

Are there any risks to purchasing one of the death benefit rider options? Guaranteed benefits provided under the death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how these events may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments in an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio has caused us to re-evaluate product offerings. In addition, we have recently added a capital contribution from our parent in the fourth quarter, 2008, to increase our risk based-capital. We are continuing to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional

Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.

                                                                                    Adviser (and Sub-Adviser(s),
                    Subaccount Investing In            Investment Objective                as applicable)
                    -------------------------------------------------------------------------------------------------
AIM VARIABLE        AIM V.I. Basic Value Fund --   Long-term growth of capital.  Invesco Aim Advisors, Inc.
INSURANCE FUNDS/1/  Series II shares                                             (subadvised by Invesco Trimark
                                                                                 Ltd.; Invesco Global Asset
                                                                                 Management (N.A.), Inc.; Invesco
                                                                                 Institutional (N.A.), Inc.; Invesco
                                                                                 Senior Secured Management, Inc.;
                                                                                 Invesco Hong Kong Limited;
                                                                                 Invesco Asset Management Limited;
                                                                                 Invesco Asset Management (Japan)
                                                                                 Limited; Invesco Asset Management
                                                                                 Deutschland, GmbH; and Invesco
                                                                                 Australia Limited)
                    -------------------------------------------------------------------------------------------------
                    AIM V.I. Capital Appreciation  Growth of capital.            Invesco Aim Advisors, Inc.
                    Fund -- Series I shares                                      (subadvised by Invesco Trimark
                                                                                 Ltd.; Invesco Global Asset
                                                                                 Management (N.A.), Inc.; Invesco
                                                                                 Institutional (N.A.), Inc.; Invesco
                                                                                 Senior Secured Management, Inc.;
                                                                                 Invesco Hong Kong Limited;
                                                                                 Invesco Asset Management Limited;
                                                                                 Invesco Asset Management (Japan)
                                                                                 Limited; Invesco Asset Management
                                                                                 Deutschland, GmbH; and Invesco
                                                                                 Australia Limited)
                    -------------------------------------------------------------------------------------------------
                    AIM V.I. Core Equity Fund --   Growth of capital.            Invesco Aim Advisors, Inc.
                    Series I shares                                              (subadvised by Invesco Trimark
                                                                                 Ltd.; Invesco Global Asset
                                                                                 Management (N.A.), Inc.; Invesco
                                                                                 Institutional (N.A.), Inc.; Invesco
                                                                                 Senior Secured Management, Inc.;
                                                                                 Invesco Hong Kong Limited;
                                                                                 Invesco Asset Management Limited;
                                                                                 Invesco Asset Management (Japan)
                                                                                 Limited; Invesco Asset Management
                                                                                 Deutschland, GmbH; and Invesco
                                                                                 Australia Limited)
                    -------------------------------------------------------------------------------------------------

                    /1/ It is anticipated that, on or about the end of the
                        fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Global Asset Management (N.A.), Inc. and Invesco Institutional (N.A.), Inc. will be combined into a single entity, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the investment adviser to Portfolios of the AIM Variable Insurance Funds. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities.


                         Subaccount Investing In                   Investment Objective
                         -------------------------------------------------------------------------
                         AIM V.I. International Growth     Long-term growth of capital.
                         Fund -- Series II shares










                         -------------------------------------------------------------------------
ALLIANCEBERNSTEIN        AllianceBernstein Balanced        Seeks to maximize total return
VARIABLE PRODUCTS        Wealth Strategy Portfolio --      consistent with the adviser's
SERIES FUND, INC.        Class B                           determination of reasonable risk.
                         -------------------------------------------------------------------------
                         AllianceBernstein Global          Long-term growth of capital.
                         Thematic Growth Portfolio --
                         Class B (formerly,
                         AllianceBernstein Global
                         Technology Portfolio)
                         -------------------------------------------------------------------------
                         AllianceBernstein Growth and      Long-term growth of capital.
                         Income Portfolio -- Class B
                         -------------------------------------------------------------------------
                         AllianceBernstein International   Long-term growth of capital.
                         Value Portfolio -- Class B
                         -------------------------------------------------------------------------
                         AllianceBernstein Large Cap       Long-term growth of capital.
                         Growth Portfolio -- Class B
                         -------------------------------------------------------------------------
                         AllianceBernstein Small Cap       Long-term growth of capital.
                         Growth Fund -- Class B
                         -------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --   The fund pursues long-term total
VARIABLE PORTFOLIOS II,  Class II                          return using a strategy that seeks to
INC.                                                       protect against U.S. inflation.
                         -------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I.        Seeks capital appreciation, and
SERIES FUNDS, INC.       Fund -- Class III Shares          secondarily, income.

                         -------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.  Seeks high total investment return.
                         Fund -- Class III Shares



                         -------------------------------------------------------------------------
                         BlackRock Large Cap Growth V.I.   Seeks long-term capital growth.
                         Fund -- Class III Shares

                         -------------------------------------------------------------------------
                         BlackRock Value Opportunities     Seeks long-term growth of capital.
                         V.I. Fund -- Class III Shares

                         -------------------------------------------------------------------------
COLUMBIA FUNDS           Columbia Marsico Growth Fund,     The fund seeks long-term growth of
VARIABLE INSURANCE       Variable Series -- Class A        capital.
TRUST I
                         -------------------------------------------------------------------------
                         Columbia Marsico International    The fund seeks long-term growth of
                         Opportunities Fund, Variable      capital.
                         Series -- Class B
                         -------------------------------------------------------------------------

                                          Adviser (and Sub-Adviser(s),
        Investment Objective                     as applicable)
---------------------------------------------------------------------------
Long-term growth of capital.           Invesco Aim Advisors, Inc.
      (subadvised by Invesco Trimark
                                       Ltd.; Invesco Global Asset
                                       Management (N.A.), Inc.; Invesco
                                       Institutional (N.A.), Inc.; Invesco
                                       Senior Secured Management, Inc.;
                                       Invesco Hong Kong Limited;
                                       Invesco Asset Management Limited;
                                       Invesco Asset Management (Japan)
                                       Limited; Invesco Asset Management
                                       Deutschland, GmbH; and Invesco
                                       Australia Limited)
---------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.




---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
---------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
               Investment Management, LLC)
---------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
      (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock Asset Management U.K.
                                       Limited)
---------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
      (subadvised by BlackRock
                                       Investment Management, LLC)
---------------------------------------------------------------------------
Seeks long-term growth of capital.     BlackRock Advisors, LLC
      (subadvised by BlackRock
                                       Investment Management, LLC)
---------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Advisors,
capital.                               LLC (subadvised by Marsico Capital
               Management, LLC)
---------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Advisors,
capital.                               LLC (subadvised by Marsico Capital
      Management, LLC)
---------------------------------------------------------------------------


                       Subaccount Investing In                       Investment Objective
                       -------------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund        To provide a high level of current
TRUST                                                      income.
                       -------------------------------------------------------------------------------
                       VT Worldwide Health Sciences        Seeks long-term capital growth by
                       Fund                                investing in a worldwide and
                                                           diversified portfolio of health sciences
                                                           companies.
                       -------------------------------------------------------------------------------
EVERGREEN VARIABLE     Evergreen VA Omega Fund --          Seeks long term capital growth.
ANNUITY TRUST          Class 2
                       -------------------------------------------------------------------------------
FEDERATED INSURANCE    Federated High Income Bond          Seeks high current income by
SERIES                 Fund II -- Service Shares           investing in lower-rated corporate debt
                                                           obligations, commonly referred to as
                                                           "junk bonds."
                       -------------------------------------------------------------------------------
                       Federated Kaufmann Fund II --       Seeks capital appreciation.
                       Service Shares


                       -------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Balanced Portfolio --  Service  Seeks income and capital growth
INSURANCE PRODUCTS     Class 2                             consistent with reasonable risk.
FUND










                       -------------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --      Seeks long-term capital appreciation.
                       Service Class 2

                       -------------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation    Seeks capital appreciation.
                       Portfolio -- Service Class 2

                       -------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --      Seeks reasonable income. The fund
                       Service Class 2                     will also consider the potential for
                                                           capital appreciation. The fund's goal is
                                                           to achieve a yield which exceeds the
                                                           composite yield on the securities
                                                           comprising the Standard & Poor's
                                                           500/SM/ Index (S&P 500(R)).
                       -------------------------------------------------------------------------------
                       VIP Growth Portfolio --             Seeks to achieve capital appreciation.
                       Service Class 2

                       -------------------------------------------------------------------------------
                       VIP Growth & Income                 Seeks high total return through a
                       Portfolio -- Service Class 2        combination of current income and
                                                           capital appreciation.
                       -------------------------------------------------------------------------------
                       VIP Investment Grade Bond           Seeks as high a level of current income
                       Portfolio -- Service Class 2        as is consistent with the preservation of
                                                           capital.
                       -------------------------------------------------------------------------------
                       VIP Mid Cap Portfolio --            Seeks long-term growth of capital.
                       Service Class 2

                       -------------------------------------------------------------------------------

                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
-------------------------------------------------------------------------------
To provide a high level of current         Eaton Vance Management
income.
-------------------------------------------------------------------------------
Seeks long-term capital growth by          OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-------------------------------------------------------------------------------
Seeks long term capital growth.            Evergreen Investment Management
 Company, LLC
-------------------------------------------------------------------------------
Seeks high current income by               Federated Investment Management
investing in lower-rated corporate debt    Company
obligations, commonly referred to as
"junk bonds."
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
        Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                     Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------


                    Subaccount Investing In                      Investment Objective
                    ------------------------------------------------------------------------------
                    VIP Value Strategies Portfolio --  Seeks capital appreciation.
                    Service Class 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities         Seeks to maximize income while
VARIABLE INSURANCE  Fund -- Class 2 Shares             maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities. The fund seeks income by
                                                       investing in corporate, foreign and
                                                       U.S. Treasury bonds as well as stocks
                                                       with dividend yields the manager
                                                       believes are attractive.
                    ------------------------------------------------------------------------------
                    Franklin Templeton VIP Founding    Seeks capital appreciation, with
                    Funds Allocation Fund -- Class 2   income as a secondary goal. The fund
                    Shares/1/                          normally invests equal portions in
                                                       Class 1 shares of Franklin Income
                                                       Securities Fund; Mutual Shares
                                                       Securities Fund; and Templeton
                                                       Growth Securities Fund.
                    ------------------------------------------------------------------------------
                    Mutual Shares Securities Fund --   Seeks capital appreciation, with
                    Class 2 Shares                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    Templeton Growth Securities        Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      Core Value Equity Fund --          Seeks long-term growth of capital and
FUNDS, INC.         Class 1 Shares                     future income.
                    ------------------------------------------------------------------------------
                    Income Fund -- Class 1 Shares      Seeks maximum income consistent
                                                       with prudent investment management
                                                       and the preservation of capital.
                    ------------------------------------------------------------------------------
                    Mid-Cap Equity Fund --             Seeks long-term growth of capital and
                    Class 1 Shares                     future income.
                    ------------------------------------------------------------------------------
                    Money Market Fund/2/               Seeks a high level of current income
                                                       consistent with the preservation of
                                                       capital and the maintenance of
                                                       liquidity.
                    ------------------------------------------------------------------------------
                    Premier Growth Equity Fund --      Seeks long-term growth of capital and
                    Class 1 Shares                     future income rather than current
                                                       income.
                    ------------------------------------------------------------------------------
                    Real Estate Securities Fund --     Seeks maximum total return through
                    Class 1 Shares                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities. The fund seeks income by
investing in corporate, foreign and
U.S. Treasury bonds as well as stocks
with dividend yields the manager
believes are attractive.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. The fund       (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                    Investment Objective                    as applicable)
                    ------------------------------------------------------------------------------------------------------------
                    S&P 500(R) Index Fund/1/          Seeks growth of capital and              GE Asset Management Incorporated
                                                      accumulation of income that              (subadvised by SSgA Funds
                                                      corresponds to the investment return of  Management, Inc.)
                                                      S&P's 500 Composite Stock Index.
                    ------------------------------------------------------------------------------------------------------------
                    Small-Cap Equity Fund -- Class 1  Seeks long-term growth of capital.       GE Asset Management Incorporated
                    Shares                                                                     (subadvised by Palisade Capital
                                                                                               Management, L.L.C, Champlain
                                                                                               Investment Partners, LLC,
                                                                                               GlobeFlex Capital, LP and
                                                                                               SouthernSun Asset Management,
                                                                                               Inc.)
                    ------------------------------------------------------------------------------------------------------------
                    Total Return Fund/2/              Seeks the highest total return,          GE Asset Management Incorporated
                                                      composed of current income and
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.
                    ------------------------------------------------------------------------------------------------------------
                    U.S. Equity Fund -- Class 1       Seeks long-term growth of capital.       GE Asset Management Incorporated
                    Shares
                    ------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE   Genworth Calamos Growth Fund      The fund's investment objective is       Genworth Financial Wealth
INSURANCE TRUST/3/                                    long-term capital growth.                Management, Inc. (subadvised by
                                                                                               Calamos Advisors LLC)
                    ------------------------------------------------------------------------------------------------------------
                    Genworth Columbia Mid Cap         The fund's investment objective is       Genworth Financial Wealth
                    Value Fund                        long-term capital appreciation.          Management, Inc. (subadvised by
                                                                                               Columbia Management Advisors,
                                                                                               LLC)
                    ------------------------------------------------------------------------------------------------------------
                    Genworth Davis NY Venture Fund    The fund's investment objective is       Genworth Financial Wealth
                                                      long-term growth of capital.             Management, Inc. (subadvised by
                                                                                               Davis Selected Advisers, L.P.)
                    ------------------------------------------------------------------------------------------------------------
                    Genworth Eaton Vance Large Cap    The fund's investment objective is to    Genworth Financial Wealth
                    Value Fund                        seek total return.                       Management, Inc. (subadvised by
                                                                                               Eaton Vance Management)
                    ------------------------------------------------------------------------------------------------------------
                    Genworth Legg Mason Partners      The fund's investment objective is to    Genworth Financial Wealth
                    Aggressive Growth Fund            seek capital appreciation.               Management, Inc. (subadvised by
                                                                                               ClearBridge Advisors, LLC)
                    ------------------------------------------------------------------------------------------------------------
                    Genworth PIMCO StocksPLUS         The fund's investment objective is to    Genworth Financial Wealth
                    Fund                              seek total return which exceeds that of  Management, Inc. (subadvised by
                                                      the S&P 500 Index.                       Pacific Investment Management
                                                                                               Company LLC)
                    ------------------------------------------------------------------------------------------------------------
                    Genworth Putnam International     The fund's investment objective is       Genworth Financial Wealth
                    Capital Opportunities Fund        long-term capital appreciation.          Management, Inc. (subadvised by
                                                                                               Putnam Investment Management,
                                                                                               LLC)
                    ------------------------------------------------------------------------------------------------------------
                    Genworth Thornburg                The fund's investment objective is       Genworth Financial Wealth
                    International Value Fund          long-term capital appreciation by        Management, Inc. (subadvised by
                                                      investing in equity and fixed income     Thornburg Investment Management,
                                                      securities of all types.                 Inc.)
                    ------------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                       Subaccount Investing In                       Investment Objective
                       -------------------------------------------------------------------------------
                       Genworth Western Asset              The fund's investment objective is to
                       Management Core Plus Fixed          maximize total return, consistent with
                       Income Fund                         prudent investment management and
                                                           liquidity needs, by investing to obtain
                                                           the average duration specified for the
                                                           fund.
                       -------------------------------------------------------------------------------
JANUS ASPEN SERIES     Balanced Portfolio -- Service       Seeks long-term capital growth,
                       Shares                              consistent with preservation of capital
                                                           and balanced by current income.
                       -------------------------------------------------------------------------------
                       Forty Portfolio -- Service Shares   A non-diversified portfolio/1/ that seeks
                                                           long-term growth of capital.
                       -------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable        Seeks capital appreciation. This
VARIABLE EQUITY TRUST  Aggressive Growth Portfolio --      objective may be changed without
                       Class II                            shareholder approval.
                       -------------------------------------------------------------------------------
                       Legg Mason Partners Variable        Seeks long-term capital growth with
                       Fundamental Value Portfolio --      income as a secondary consideration.
                       Class I                             This objective may be changed without
                                                           shareholder approval.
                       -------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Growth Stock       The fund's investment objective is to
INSURANCE TRUST        Series -- Service Class Shares      seek capital appreciation. The fund's
                                                           objective may be changed without
                                                           shareholder approval.
                       -------------------------------------------------------------------------------
                       MFS(R) Investors Trust Series --    The fund's investment objective is to
                       Service Class Shares                seek capital appreciation. The fund's
                                                           objective may be changed without
                                                           shareholder approval.
                       -------------------------------------------------------------------------------
                       MFS(R) Total Return Series --       The fund's investment objective is to
                       Service Class Shares                seek total return. The fund's objective
                                                           may be changed without shareholder
                                                           approval.
                       -------------------------------------------------------------------------------
                       MFS(R) Utilities Series -- Service  The fund's investment objective is to
                       Class Shares                        seek total return. The fund's objective
                                                           may be changed without shareholder
                                                           approval.
                       -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Balanced Fund/          Seeks a high total investment return,
ACCOUNT FUNDS          VA -- Service Shares                which includes current income and
                                                           capital appreciation in the value of its
                                                           shares.
                       -------------------------------------------------------------------------------
                       Oppenheimer Capital                 Seeks capital appreciation by investing
                       Appreciation Fund/VA -- Service     in securities of well-known established
                       Shares                              companies.
                       -------------------------------------------------------------------------------
                       Oppenheimer Global Securities       Seeks long-term capital appreciation
                       Fund/VA -- Service Shares           by investing a substantial portion of its
                                                           assets in securities of foreign issuers,
                                                           "growth-type" companies, cyclical
                                                           industries and special situations that
                                                           are considered to have appreciation
                                                           possibilities.
                       -------------------------------------------------------------------------------
                       Oppenheimer Main Street Fund/       Seeks high total return.
                       VA -- Service Shares
                       -------------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
maximize total return, consistent with     Management, Inc. (subadvised by
prudent investment management and          Western Asset Management
liquidity needs, by investing to obtain    Company and Western Asset
the average duration specified for the     Management Company Limited)
fund.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks capital appreciation. This           Legg Mason Partners Fund Advisor,
objective may be changed without           LLC (subadvised by ClearBridge
shareholder approval.                      Advisors, LLC)
-----------------------------------------------------------------------------
Seeks long-term capital growth with        Legg Mason Partners Fund Advisor,
income as a secondary consideration.       LLC (subadvised by ClearBridge
This objective may be changed without      Advisors, LLC)
shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial
seek total return. The fund's objective    Services Company
may be changed without shareholder
approval.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return. The fund's objective    Company
may be changed without shareholder
approval.
-----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known established
companies.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
-----------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

-----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       Subaccount Investing In                     Investment Objective
                       ----------------------------------------------------------------------------
                       Oppenheimer Main Street Small      Seeks capital appreciation.
                       Cap Fund/VA -- Service Shares
                       ----------------------------------------------------------------------------
                       Oppenheimer MidCap                 Seeks capital appreciation by investing
                       Fund/VA --  Service Shares         in "growth type" companies.
                       ----------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio -- Advisor     Seeks maximum real return consistent
INSURANCE TRUST        Class Shares                       with preservation of real capital and
                                                          prudent investment management.
                       ----------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,
                       Portfolio -- Administrative Class  consistent with preservation of capital
                       Shares                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio -- Class II     Seeks long-term growth of capital.
FUND                   Shares

                       ----------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
RYDEX VARIABLE         NASDAQ-100(R) Fund/1/              Seeks to provide investment results
TRUST                                                     that correspond to a benchmark for
                                                          over-the-counter securities. The fund's
                                                          current benchmark is the NASDAQ
                                                          100 Index(TM).
                       ----------------------------------------------------------------------------
THE UNIVERSAL          Equity and Income Portfolio --     Seeks both capital appreciation and
INSTITUTIONAL FUNDS,   Class II Shares                    current income.
INC.
                       ----------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks capital appreciation.              OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.
----------------------------------------------------------------------------
Seeks maximum real return consistent     Pacific Investment Management
with preservation of real capital and    Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM).
----------------------------------------------------------------------------
Seeks both capital appreciation and      Morgan Stanley Investment
current income.                          Management Inc.

----------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                                                         Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                 Investment Objective                 as applicable)
                  ----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE   Comstock Portfolio -- Class II  Seeks capital growth and income        Van Kampen Asset Management
INVESTMENT TRUST  Shares                          through investments in equity
                                                  securities, including common stocks,
                                                  preferred stocks and securities
                                                  convertible into common and preferred
                                                  stocks.
                  ----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                               Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                     Investment Objective                  as applicable)
                    ---------------------------------------------------------------------------------------------------------
DREYFUS             The Dreyfus Socially Responsible   Seeks capital growth, with current      The Dreyfus Corporation
                    Growth Fund, Inc. -- Initial       income as a secondary objective.
                    Shares
                    ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Enterprise Portfolio -- Service    Seeks long-term growth of capital.      Janus Capital Management LLC
                    Shares (formerly, Mid Cap
                    Growth Portfolio)
                    ---------------------------------------------------------------------------------------------------------
                    Global Life Sciences Portfolio --  Seeks long-term growth of capital.      Janus Capital Management LLC
                    Service Shares
                    ---------------------------------------------------------------------------------------------------------
                    Global Technology Portfolio --     Seeks long-term growth of capital.      Janus Capital Management LLC
                    Service Shares
                    ---------------------------------------------------------------------------------------------------------
                    Janus Portfolio -- Service Shares  Seeks long-term growth of capital in a  Janus Capital Management LLC
                    (formerly, Large Cap Growth        manner consistent with preservation of
                    Portfolio)                         capital.
                    ---------------------------------------------------------------------------------------------------------
                    Worldwide Portfolio -- Service     Seeks long-term growth of capital in a  Janus Capital Management LLC
                    Shares (formerly, Worldwide        manner consistent with preservation of
                    Growth Portfolio)                  capital.
                    ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      Foreign Bond Portfolio (U.S.       Seeks maximum total return consistent   Pacific Investment Management
INSURANCE TRUST     Dollar Hedged) -- Administrative   with the preservation of capital and    Company LLC
                    Class Shares                       prudent investment management.
                    ---------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                         Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                 Investment Objective               as applicable)
                    --------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Overseas Portfolio -- Service    Seeks long-term growth of capital.  Janus Capital Management LLC
                    Shares (formerly, International
                    Growth Portfolio)
                    --------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                       Subaccount Investing In                 Investment Objective
                       -----------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS     Portfolios -- Service Class 2  reduced risk over the long-term by
FUND                                                  allocating its assets among stocks,
                                                      bonds, and short-term instruments.









                       -----------------------------------------------------------------------

                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long-term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                Investment Objective                   as applicable)
                        -------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.  Goldman Sachs Asset Management,
INSURANCE TRUST         Fund                                                                  L.P.
                        -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) New Discovery Series -- The fund's investment objective is to  Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares           seek capital appreciation. The fund's  Company
                                                       objective may be changed without
                                                       shareholder approval.
                        -------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                                 Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                  Investment Objective                    as applicable)
                       ----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable     Seeks total return (a combination of   Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Capital and Income Portfolio --  income and long-term capital           LLC (subadvised by ClearBridge
                       Class II                         appreciation). This objective may be   Advisors, LLC, Western Asset
                                                        changed without shareholder approval.  Management Company Limited and
                                                                                               Western Asset Management
                                                                                               Company)
                       ----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE        Capital Growth Portfolio --      Seeks capital appreciation.            Van Kampen Asset Management
INVESTMENT TRUST       Class II Shares
                       ----------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Information about the Genworth Variable Insurance Trust. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM and "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets of the

Genworth VIT Portfolio for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio. Through your indirect investment in the Genworth VIT Portfolios, you pay a proportionate share of these expenses and, because GFWM is an affiliate of the Company, the Company may indirectly benefit as a result of management and other fees received by GFWM and its affiliates from a Genworth VIT Portfolio. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees from the Genworth VIT Portfolios and payments for administrative services from GFWM to the Company) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio or the adviser or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2008 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) --Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio --Administrative Class Shares
       Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2008 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

With regard to the Genworth VIT Portfolios, the Company has entered into an agreement with GFWM whereby GFWM pays the Company an amount from GFWM's own resources for such services. The amount the Company received from GFWM in 2008 under such agreement is within the range of amounts received by the Company with respect to assets allocated to other Portfolios during 2008.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust,
GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Information about the Franklin Templeton VIP Founding Funds Allocation
Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures given by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments under your contract.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

The Asset Allocation Models will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by it and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model.
Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of the GVIT Portfolios. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFWM. The following paragraph provides some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                              Portfolios                                    Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth Legg Mason Partners Aggressive Growth Fund                               2%      4%
                             -----------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares                                     2%      4%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            1%      3%
                             -----------------------------------------------------------------------------------------------
                             Genworth Eaton Vance Large Cap Value Fund                                         2%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth PIMCO StocksPLUS Fund                                                    3%      6%
                             -----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares                                 2%      5%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Kaufmann Fund II -- Service Shares                                      1%      1%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth Columbia Mid Cap Value Fund                                              1%      1%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       0%      1%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service Shares                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth Fund -- Series II shares                            1%      2%
                             -----------------------------------------------------------------------------------------------
                             Columbia Marsico International Opportunities Fund, Variable Series -- Class B     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth Thornburg International Value Fund                                       1%      1%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio -- Class B                        1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth Putnam International Capital Opportunities Fund                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources            Prudential Natural Resources Portfolio -- Class II Shares                         0%      0%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares      4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth Western Asset Management Core Plus Fixed Income Fund                    10%      7%
                             -----------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  10%      8%
----------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  32%     24%
----------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                        16%     12%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                          4%      3%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                             Model C Model D Model E
----------------------------------------------------
Equities
----------------------------------------------------
Large Cap Growth                6%      8%     10%
                             -----------------------
                                6%      8%     10%
----------------------------------------------------
Large Cap Value                 5%      6%      8%
                             -----------------------
                                5%      7%      8%
----------------------------------------------------
Large Cap Core                  8%     11%     13%
                             -----------------------
                                7%     10%     12%
----------------------------------------------------
Mid Cap Growth                  2%      2%      3%
----------------------------------------------------
Mid Cap Value                   2%      2%      3%
----------------------------------------------------
Small Cap Core                  1%      2%      3%
----------------------------------------------------
Global Equity                   3%      4%      5%
----------------------------------------------------
Foreign Large Cap Growth        3%      4%      5%
                             -----------------------
                                2%      3%      4%
----------------------------------------------------
Foreign Large Cap Core          2%      2%      3%
----------------------------------------------------
Foreign Large Cap Value         4%      5%      6%
----------------------------------------------------
Foreign Small/Mid Cap           2%      3%      4%
----------------------------------------------------
Natural Resources               1%      1%      1%
----------------------------------------------------
Real Estate (U.S. REITs)        1%      2%      2%
----------------------------------------------------

    Total % Equities           60%     80%    100%
----------------------------------------------------

Fixed Income
----------------------------------------------------
Long Duration                   2%      1%      0%
----------------------------------------------------
Medium Duration                 5%      2%      0%
                             -----------------------
                                5%      3%      0%
----------------------------------------------------
Short Duration                 16%      8%      0%
----------------------------------------------------
TIPS                            8%      4%      0%
----------------------------------------------------
Domestic High Yield             2%      1%      0%
----------------------------------------------------
Bank Loans                      2%      1%      0%
----------------------------------------------------

    Total % Fixed Income       40%     20%      0%
----------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

THE DEATH BENEFIT

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

For contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) minus (2) plus (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

Optional Death Benefit

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 701/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract

Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used would not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required may be eligible for rollover.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the
Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draftbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 WestBroad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms"), that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

During 2008, 2007 and 2006, $91.1 million, $140.1 million, and $110.5 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2008, 2007 and 2006, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                             Purchase
                             Payments
Annuitant's End of Contract Accumulated     Basic
    Age      Year   Value      at 5%    Death Benefit
-----------------------------------------------------
    76        1    $103,000  $105,000     $105,000
    77        2     110,000   110,250      110,250
    78        3      80,000   115,763      115,763
    79        4     120,000   121,551      121,551
    80        5     130,000   127,628      130,000
    81        6     150,000   127,628      150,000
    82        7     160,000   127,628      160,000
    83        8     130,000   127,628      130,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                             Purchase
                             Payments
End of Annuitant's Contract Accumulated     Basic
 Year      Age      Value      at 5%    Death Benefit
-----------------------------------------------------
  1        76      $103,000  $105,000     $105,000
  2        77       112,000   110,250      112,000
  3        78        90,000   115,763      115,763
  4        79       135,000   121,551      135,000
  5        80       130,000   127,628      135,000
  6        81       150,000   127,628      150,000
  7        82       125,000   127,628      135,000
  8        83       145,000   127,628      145,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Death Benefit

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   Optional
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $6,000     91,310    100,000
  2        72         6,000     82,854    100,000
  3        73         6,000     74,625    100,000
  4        74         6,000     66,618    100,000
  5        75         6,000     58,826    100,000
  6        76         6,000     51,243    100,000
  7        77         6,000     43,865    100,000
  8        78         6,000     36,685    100,000

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

        Purchase Contract   Optional
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2018, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                  Purchase Contract           Death   Optional Enhanced
          Date    Payment   Value     Gain   Benefit    Death Benefit
         --------------------------------------------------------------
         8/01/09  $100,000 $100,000 $      0 $100,000      $     0
         8/01/29            300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2029. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant age 70 or younger at issue

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $16.25            $ 7.70         123,588   2008
                                                                           16.28             16.25         198,296   2007
                                                                           14.63             16.28         227,773   2006
                                                                           14.09             14.63         259,403   2005
                                                                           12.90             14.09         258,935   2004
                                                                           10.00             12.90         105,970   2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $ 7.63            $ 4.32       1,023,526   2008
                                                                            6.92              7.63       1,427,165   2007
                                                                            6.61              6.92       1,918,526   2006
                                                                            6.16              6.61       1,408,972   2005
                                                                            5.87              6.16       1,622,308   2004
                                                                            4.60              5.87       1,804,935   2003
                                                                            6.17              4.60       1,662,052   2002
                                                                            8.17              6.17       1,178,042   2001
                                                                           10.00              8.17         182,931   2000
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.51            $ 7.92         716,681   2008
                                                                           10.81             11.51         915,645   2007
                                                                           10.00             10.81       1,200,046   2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $ 7.63            $10.25         275,922   2008
                                                                           15.52              7.63       1,427,165   2007
                                                                           12.32             15.52         395,566   2006
                                                                           10.63             12.32         281,122   2005
                                                                           10.00             10.63          12,535   2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 7.01          22,256   2008
                                                                           10.00             10.19           1,664   2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $17.56            $ 9.09          52,275   2008
                                                                           14.87             17.56          42,208   2007
                                                                           13.93             14.87          38,867   2006
                                                                           13.64             13.93          49,963   2005
                                                                           13.18             13.64          57,105   2004
                                                                           10.00             13.18          61,807   2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $14.19            $ 8.29       2,528,111   2008
                                                                           13.74             14.19       3,379,027   2007
                                                                           11.92             13.74       4,339,608   2006
                                                                           11.57             11.92       5,073,128   2005
                                                                           10.56             11.57       5,664,956   2004
                                                                            8.11             10.56       6,291,612   2003
                                                                           10.59              8.11       5,560,666   2002
                                                                           10.74             10.59       2,564,812   2001
                                                                           10.00             10.74         111,233   2000
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $16.74            $ 7.70         667,158   2008
                                                                       16.10             16.74       1,057,970   2007
                                                                       12.10             16.10       1,151,731   2006
                                                                       10.54             12.10         540,189   2005
                                                                       10.00             10.54          11,632   2004
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 7.14            $ 4.23       1,180,130   2008
                                                                        6.38              7.14       1,451,212   2007
                                                                        6.52              6.38       1,866,223   2006
                                                                        5.77              6.52       2,060,844   2005
                                                                        5.40              5.77       2,271,549   2004
                                                                        4.45              5.40       2,454,099   2003
                                                                        6.53              4.45       2,672,956   2002
                                                                        8.02              6.53       2,070,574   2001
                                                                       10.00              8.02         560,937   2000
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $10.34            $ 5.54         319,837   2008
                                                                        9.24             10.34         428,118   2007
                                                                        8.49              9.24         430,802   2006
                                                                        8.22              8.49         462,188   2005
                                                                        7.29              8.22         694,933   2004
                                                                        4.98              7.29         594,269   2003
                                                                        7.44              4.98         441,575   2002
                                                                        8.67              7.44         332,400   2001
                                                                       10.00              8.67          35,167   2000
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $10.75            $10.42          87,653   2008
                                                                        9.96             10.75          25,426   2007
                                                                        9.96              9.96          28,516   2006
                                                                       10.00              9.96          13,595   2005
---------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $13.17            $ 8.18          74,631   2008
                                                                       13.17             13.17          97,221   2007
                                                                       10.99             13.17         128,090   2006
                                                                       10.87             10.99          71,429   2005
                                                                       10.00             10.87          53,823   2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $14.59            $11.54         712,182   2008
                                                                       12.68             14.59         954,422   2007
                                                                       11.06             12.68          52,400   2006
                                                                       10.00             11.06          15,084   2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $13.24            $ 7.71          17,116   2008
                                                                       12.44             13.24          26,351   2007
                                                                       11.82             12.44          78,587   2006
                                                                       10.86             11.82          14,558   2005
                                                                       10.00             10.86           3,550   2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $13.10            $ 7.71          48,684   2008
                                                                       13.45             13.10          82,600   2007
                                                                       12.16             13.45          99,349   2006
                                                                       11.21             12.16         100,305   2005
                                                                       10.00             11.21          30,059   2004
---------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            $17.61            $10.50         375,344   2008
                                                                       15.22             17.61         796,078   2007
                                                                       14.56             15.22         618,540   2006
                                                                       13.76             14.56         753,968   2005
                                                                       12.36             13.76         633,968   2004
                                                                       10.00             12.36         406,446   2003
---------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $25.90            $13.14         584,394   2008
   Class B                                                                       21.97             25.90         756,185   2007
                                                                                 18.10             21.97         838,642   2006
                                                                                 15.37             18.10         725,361   2005
                                                                                 13.39             15.37         630,057   2004
                                                                                 10.00             13.39         230,441   2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.90            $ 7.82         193,570   2008
                                                                                 10.89             10.90         457,961   2007
                                                                                 10.48             10.89         635,402   2006
                                                                                 10.24             10.48         664,782   2005
                                                                                 10.11             10.24         355,159   2004
                                                                                  9.97             10.11          76,569   2003
                                                                                 10.00              9.97              --   2002
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $15.13            $13.85         138,362   2008
                                                                                 14.47             15.13         126,774   2007
                                                                                 14.69             14.47         166,848   2006
                                                                                 13.94             14.69         166,296   2005
                                                                                 13.32             13.94         178,311   2004
                                                                                 10.40             13.32         158,231   2003
                                                                                 10.00             10.40              --   2002
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $12.42            $ 8.88          46,626   2008
                                                                                 11.29             12.42          12,612   2007
                                                                                 10.84             11.29           5,532   2006
                                                                                 10.63             10.84           2,735   2005
                                                                                 10.00             10.63           2,802   2004
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $13.32            $ 9.70         567,861   2008
                                                                                 13.11             13.32         769,909   2007
                                                                                 12.04             13.11         969,787   2006
                                                                                 11.95             12.04       1,154,902   2005
                                                                                 11.01             11.95       1,327,126   2004
                                                                                  9.18             11.01       1,277,996   2003
                                                                                  9.19              9.18         809,652   2002
                                                                                  9.21              9.19         267,415   2001
                                                                                 10.00              9.21          33,278   2000
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $21.98            $12.58         381,251   2008
                                                                                 18.50             21.98         489,184   2007
                                                                                 16.39             18.50         564,697   2006
                                                                                 15.01             16.39         581,184   2005
                                                                                 13.31             15.01         560,782   2004
                                                                                 10.00             13.31         342,976   2003
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                            $12.68            $ 8.88          55,220   2008
                                                                                 11.18             12.68          39,522   2007
                                                                                 10.59             11.18          65,154   2006
                                                                                 10.36             10.59          63,676   2005
                                                                                 10.00             10.36          48,969   2004
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.16            $ 7.24          50,633   2008
                                                                                 10.43             11.16          75,422   2007
                                                                                 10.00             10.43           5,757   2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.02            $ 8.48       2,954,512   2008
                                                                         13.00             15.02       4,125,639   2007
                                                                         11.85             13.00       4,751,403   2006
                                                                         10.31             11.85       5,186,128   2005
                                                                          9.09             10.31       4,170,897   2004
                                                                          7.20              9.09       3,764,847   2003
                                                                          8.08              7.20           2,683   2002
                                                                          9.38              8.08       1,382,517   2001
                                                                         10.00              9.38         211,423   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.55            $ 9.56          26,080   2008
                                                                         15.74             16.55          34,197   2007
                                                                         14.04             15.74          49,905   2006
                                                                         11.81             14.04          35,480   2005
                                                                         11.84             11.81          12,339   2004
                                                                         10.00             11.84           2,147   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.46            $ 8.15       2,080,057   2008
                                                                         14.50             14.46       2,780,459   2007
                                                                         12.27             14.50       3,532,135   2006
                                                                         11.80             12.27       3,664,645   2005
                                                                         10.77             11.80       3,832,777   2004
                                                                          8.41             10.77       3,817,787   2003
                                                                         10.31              8.41       2,766,772   2002
                                                                         11.04             10.31       1,247,800   2001
                                                                         10.00             11.04         109,912   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $11.75            $ 6.73         637,825   2008
                                                                          6.74             11.75         787,325   2007
                                                                          6.43              6.74       2,632,199   2006
                                                                          6.18              6.43       2,994,132   2005
                                                                          6.09              6.18       3,501,737   2004
                                                                          4.66              6.09       3,867,958   2003
                                                                          6.79              4.66       3,350,454   2002
                                                                          8.39              6.79       1,934,977   2001
                                                                         10.00              8.39         306,801   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.41            $ 4.37       1,581,238   2008
                                                                         10.67              8.41       2,545,232   2007
                                                                          9.60             10.67         965,066   2006
                                                                          9.07              9.60       1,088,443   2005
                                                                          8.73              9.07       1,246,633   2004
                                                                          7.18              8.73       1,296,093   2003
                                                                          8.76              7.18       1,005,224   2002
                                                                          9.78              8.76         566,471   2001
                                                                         10.00              9.78          53,009   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.11            $ 9.61          54,242   2008
                                                                         10.00             10.11          24,270   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $22.05            $13.12       1,972,115   2008
                                                                         19.41             22.05       2,798,181   2007
                                                                         17.53             19.41       3,429,178   2006
                                                                         15.08             17.53       4,262,791   2005
                                                                         12.28             15.08       4,212,965   2004
                                                                          9.02             12.28       4,191,431   2003
                                                                         10.18              9.02       3,315,853   2002
                                                                         10.71             10.18       1,749,762   2001
                                                                         10.00             10.71         243,434   2000
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.49            $ 6.47          37,168   2008
                                                                                   12.99             13.49          70,244   2007
                                                                                   11.37             12.99          29,408   2006
                                                                                   11.27             11.37          38,577   2005
                                                                                   10.00             11.27          20,713   2004
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.38            $ 8.58         898,760   2008
                                                                                   12.12             12.38       1,438,546   2007
                                                                                   10.40             12.12       1,692,353   2006
                                                                                   10.00             10.40         227,416   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.92            $ 6.26         684,704   2008
                                                                                   10.00              9.92          23,805   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.33            $10.74         222,193   2008
                                                                                   17.01             17.33         281,070   2007
                                                                                   14.58             17.01         289,633   2006
                                                                                   13.39             14.58              --   2005
                                                                                   12.07             13.39              --   2004
                                                                                    9.79             12.07              --   2003
                                                                                   10.00              9.79              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.14            $ 6.33         130,138   2008
                                                                                   11.05             11.14         207,306   2007
                                                                                   10.00             11.05         170,313   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $12.34            $ 8.15         693,014   2008
                                                                                   11.38             12.34         939,730   2007
                                                                                    9.80             11.38       1,151,042   2006
                                                                                    9.56              9.80       1,241,042   2005
                                                                                    8.86              9.56       1,309,833   2004
                                                                                    7.25              8.86         290,905   2003
                                                                                    8.93              7.25         886,780   2002
                                                                                    9.93              8.93         321,742   2001
                                                                                   10.00              9.93          16,212   2000
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.80            $11.03         490,188   2008
                                                                                   11.43             11.80         653,305   2007
                                                                                   11.12             11.43         712,541   2006
                                                                                   11.06             11.12         758,012   2005
                                                                                   10.86             11.06         870,915   2004
                                                                                   10.64             10.86         966,837   2003
                                                                                   10.00             10.64         518,423   2002
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $18.39            $11.26       1,266,630   2008
                                                                                   16.58             18.39       1,816,847   2007
                                                                                   15.53             16.58       2,214,256   2006
                                                                                   14.11             15.53       2,575,427   2005
                                                                                   12.34             14.11       2,907,866   2004
                                                                                    9.43             12.34       3,087,251   2003
                                                                                   11.10              9.43       2,414,851   2002
                                                                                   11.23             11.10         952,179   2001
                                                                                   10.00             11.23          31,009   2000
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $11.16            $11.24       4,564,695   2008
                                                         10.80             11.16       2,219,020   2007
                                                         10.48             10.80       2,237,322   2006
                                                         10.35             10.48       2,131,071   2005
                                                         10.41             10.35       2,478,586   2004
                                                         10.48             10.41       3,852,162   2003
                                                         10.49             10.48       4,808,269   2002
                                                         10.24             10.49       2,491,737   2001
                                                         10.00             10.24         279,223   2000
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.80            $ 6.12       1,119,864   2008
                                                          9.45              9.80       1,466,507   2007
                                                          8.79              9.45       1,796,592   2006
                                                          8.81              8.79       2,235,864   2005
                                                          8.36              8.81       2,525,176   2004
                                                          6.58              8.36       2,898,879   2003
                                                          8.46              6.58       1,851,265   2002
                                                          9.46              8.46         679,903   2001
                                                         10.00              9.46          56,621   2000
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $19.70            $12.41         233,861   2008
                                                         23.49             19.70         332,043   2007
                                                         17.93             23.49         682,464   2006
                                                         16.28             17.93         597,987   2005
                                                         12.49             16.28         608,444   2004
                                                         10.00             12.49         213,635   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.95            $ 6.14       3,818,552   2008
                                                          9.62              9.95       5,055,815   2007
                                                          8.46              9.62       6,115,577   2006
                                                          8.22              8.46       7,010,803   2005
                                                          7.55              8.22       8,023,430   2004
                                                          5.98              7.55       8,649,924   2003
                                                          7.82              5.98       6,212,679   2002
                                                          9.04              7.82       3,034,072   2001
                                                         10.00              9.04         306,192   2000
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $17.58            $10.81       1,032,330   2008
                                                         17.44             17.58       1,514,932   2007
                                                         15.63             17.44       1,962,075   2006
                                                         14.48             15.63       2,295,854   2005
                                                         12.77             14.48       2,477,206   2004
                                                         10.45             12.77       2,484,150   2003
                                                         12.31             10.45       1,979,892   2002
                                                         11.37             12.31         603,772   2001
                                                         10.00             11.37          16,880   2000
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $14.62            $10.18      36,860,574   2008
                                                         13.29             14.62      34,032,644   2007
                                                         11.86             13.29      28,929,206   2006
                                                         11.62             11.86       1,407,131   2005
                                                         10.90             11.62       1,323,234   2004
                                                         10.00             10.90         614,846   2003
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $11.67            $ 8.12          13,457   2008
                                                         10.62             11.67          12,824   2007
                                                         10.00             10.62           1,291   2006
-------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $11.22            $ 7.07         919,689   2008
                                                                         10.54             11.22       1,206,274   2007
                                                                          9.22             10.54       1,757,068   2006
                                                                          9.13              9.22       1,726,724   2005
                                                                          8.57              9.13       1,884,506   2004
                                                                          7.06              8.57       2,081,073   2003
                                                                          8.87              7.06       1,679,606   2002
                                                                          9.84              8.87         596,270   2001
                                                                         10.00              9.84          30,567   2000
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Investment Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.43              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.57          16,920   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.02          13,476   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.59          40,390   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.47          48,166   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.24          68,024   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.88          19,304   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.65          17,943   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.58          27,708   2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.24            $ 8.21         222,044   2008
                                                                         13.03             13.24         332,753   2007
                                                                         11.39             13.03         358,637   2006
                                                                         10.00             11.39         179,288   2005
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $12.40            $10.25       2,957,781   2008
                                                                         11.42             12.40       3,774,964   2007
                                                                         10.50             11.42       4,673,247   2006
                                                                          9.90             10.50       5,147,580   2005
                                                                          9.28              9.90       5,770,002   2004
                                                                          8.28              9.28       6,256,244   2003
                                                                          9.01              8.28       4,985,061   2002
                                                                          9.62              9.01       2,682,847   2001
                                                                         10.00              9.62         280,452   2000
-----------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                $ 6.52            $ 3.60         745,127   2008
                                                                          5.44              6.52       1,027,332   2007
                                                                          4.87              5.44       1,389,990   2006
                                                                          4.41              4.87       1,583,600   2005
                                                                          3.72              4.41       1,906,646   2004
                                                                          2.80              3.72       2,012,209   2003
                                                                          3.96              2.80       2,245,993   2002
                                                                          6.65              3.96       1,979,778   2001
                                                                         10.00              6.65         507,673   2000
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $11.89            $ 6.52         736,468   2008
                                                                          8.83             11.89       1,161,501   2007
                                                                          8.22              8.83       1,226,271   2006
                                                                          7.41              8.22       1,363,574   2005
                                                                          6.38              7.41       1,543,318   2004
                                                                          5.39              6.38       1,782,763   2003
                                                                          6.50              5.39       1,974,833   2002
                                                                          8.45              6.50       1,732,144   2001
                                                                         10.00              8.45         524,387   2000
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                              $11.85            $ 8.28         161,053   2008
                                                                                  9.88             11.85         221,801   2007
                                                                                  9.44              9.88         298,394   2006
                                                                                  8.53              9.44         428,782   2005
                                                                                  7.58              8.53         426,999   2004
                                                                                  6.10              7.58         478,853   2003
                                                                                  8.79              6.10         559,790   2002
                                                                                 10.72              8.79         490,003   2001
                                                                                 10.00             10.72         120,366   2000
-------------------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                                 $ 4.78            $ 2.64         434,602   2008
                                                                                  3.99              4.78         557,161   2007
                                                                                  3.76              3.99         702,161   2006
                                                                                  3.42              3.76         785,858   2005
                                                                                  3.45              3.42         963,374   2004
                                                                                  2.39              3.45       1,112,740   2003
                                                                                  4.11              2.39       1,071,043   2002
                                                                                  6.66              4.11         972,418   2001
                                                                                 10.00              6.66         284,186   2000
-------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                             $ 7.49            $ 4.44         628,101   2008
                                                                                  6.63              7.49         824,006   2007
                                                                                  6.06              6.63       1,067,723   2006
                                                                                  5.91              6.06       1,220,770   2005
                                                                                  5.76              5.91       1,455,038   2004
                                                                                  4.45              5.76       1,863,544   2003
                                                                                  6.16              4.45       2,035,353   2002
                                                                                  8.33              6.16       1,965,673   2001
                                                                                 10.00              8.33         513,258   2000
-------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          $16.38            $ 7.71         695,069   2008
                                                                                 12.99             16.38         863,776   2007
                                                                                  8.99             12.99       1,093,339   2006
                                                                                  6.92              8.99       1,344,688   2005
                                                                                  5.92              6.92       1,645,439   2004
                                                                                  4.47              5.92       1,930,931   2003
                                                                                  6.11              4.47       1,779,820   2002
                                                                                  8.10              6.11       1,007,056   2001
                                                                                 10.00              8.10         214,995   2000
-------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         $ 7.45            $ 4.05         797,169   2008
                                                                                  6.91              7.45       1,013,945   2007
                                                                                  5.95              6.91       1,341,807   2006
                                                                                  5.72              5.95       1,656,643   2005
                                                                                  5.56              5.72       1,951,656   2004
                                                                                  4.56              5.56       2,228,431   2003
                                                                                  6.23              4.56       2,503,755   2002
                                                                                  8.18              6.23       2,117,193   2001
                                                                                 10.00              8.18         562,276   2000
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $15.69            $ 9.18          50,285   2008
                                                                                 15.87             15.69         100,632   2007
                                                                                 14.55             15.87         116,288   2006
                                                                                 13.47             14.55         108,862   2005
                                                                                 12.57             13.47         122,102   2004
                                                                                 10.00             12.57          76,470   2003
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $10.00            $ 6.41          37,061   2008
                                                                                 11.68             10.00          38,347   2007
                                                                                 10.56             11.68          33,112   2006
                                                                                 10.00             10.56             323   2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I         $ 9.50            $ 5.93         189,512   2008
                                                                               16.33              9.50         240,512   2007
                                                                               14.06             16.33         205,899   2006
                                                                               13.76             14.06         243,202   2005
                                                                               12.93             13.76         256,500   2004
                                                                               10.00             12.93         227,655   2003
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                $ 7.29            $ 4.53         793,058   2008
                                                                                6.67              7.29       1,210,928   2007
                                                                                6.31              6.67       1,482,803   2006
                                                                                6.14              6.31       1,691,836   2005
                                                                                5.72              6.14       1,938,611   2004
                                                                                4.74              5.72       2,370,780   2003
                                                                                6.66              4.74       2,157,083   2002
                                                                                8.99              6.66       1,370,095   2001
                                                                               10.00              8.99         247,509   2000
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                       $10.53            $ 6.92         579,933   2008
                                                                                9.71             10.53         716,939   2007
                                                                                8.75              9.71         871,916   2006
                                                                                8.30              8.75       1,029,689   2005
                                                                                7.58              8.30       1,160,042   2004
                                                                                6.32              7.58       1,311,182   2003
                                                                                8.14              6.32       1,008,165   2002
                                                                                9.85              8.14         591,306   2001
                                                                               10.00              9.85          54,705   2000
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                         $ 8.96            $ 5.34         917,936   2008
                                                                                8.90              8.96       1,050,697   2007
                                                                                8.00              8.90       1,367,977   2006
                                                                                7.73              8.00       1,521,999   2005
                                                                                7.39              7.73       1,867,578   2004
                                                                                5.62              7.39       2,279,851   2003
                                                                                8.37              5.62       1,656,107   2002
                                                                                8.97              8.37         643,039   2001
                                                                               10.00              8.97          94,589   2000
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                          $14.25            $10.90          40,829   2008
                                                                               13.92             14.25          63,147   2007
                                                                               12.66             13.92          54,884   2006
                                                                               12.53             12.66          32,353   2005
                                                                               11.46             12.53           2,381   2004
                                                                               10.03             11.46           2,387   2003
                                                                               10.00             10.03              --   2002
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                             $18.37            $11.26         840,416   2008
                                                                               14.63             18.37       1,184,743   2007
                                                                               11.34             14.63       1,444,559   2006
                                                                                9.87             11.34       1,618,807   2005
                                                                                7.72              9.87       1,677,092   2004
                                                                                5.78              7.72       1,772,464   2003
                                                                                7.61              5.78       1,379,854   2002
                                                                               10.23              7.61         973,433   2001
                                                                               10.00             10.23           7,405   2000
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      $12.44            $ 6.91          52,189   2008
                                                                       14.68             12.44         114,076   2007
                                                                       13.84             14.68         142,776   2006
                                                                       13.40             13.84         147,798   2005
                                                                       12.76             13.40         162,335   2004
                                                                        9.91             12.76         123,947   2003
                                                                       10.00              9.91              --   2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $16.46            $ 8.81          94,913   2008
                                                                       13.33             16.46         118,717   2007
                                                                       11.53             13.33       3,490,142   2006
                                                                       10.26             11.53       4,080,686   2005
                                                                        8.76             10.26       4,391,948   2004
                                                                        6.23              8.76       3,920,479   2003
                                                                        8.14              6.23           2,870   2002
                                                                        9.41              8.14       1,175,084   2001
                                                                       10.00              9.41          68,997   2000
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             $13.92            $ 8.18       2,040,076   2008
                                                                       10.04             13.92       2,849,546   2007
                                                                        8.78             10.04       2,346,882   2006
                                                                        8.52              8.78       2,662,363   2005
                                                                        7.93              8.52       2,970,641   2004
                                                                        6.37              7.93       3,157,518   2003
                                                                        7.98              6.37           2,417   2002
                                                                        9.03              7.98       1,249,865   2001
                                                                       10.00              9.03         114,394   2000
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $10.30            $ 6.22       1,514,443   2008
                                                                       19.19             10.30       1,856,177   2007
                                                                       16.99             19.19         341,088   2006
                                                                       15.72             16.99         298,597   2005
                                                                       13.39             15.72         361,665   2004
                                                                        9.43             13.39         153,150   2003
                                                                       10.00              9.43              --   2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $18.64            $11.38         235,959   2008
                                                                       15.75             18.64         322,569   2007
                                                                       15.57             15.75          63,671   2006
                                                                       14.11             15.57          57,536   2005
                                                                       12.00             14.11          39,375   2004
                                                                       10.00             12.00          31,218   2003
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                        $16.45            $ 8.23          23,988   2008
                                                                       12.21             16.45          39,951   2007
                                                                       11.18             12.21         209,904   2006
                                                                       10.95             11.18         207,455   2005
                                                                       10.00             10.95          98,816   2004
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                         $11.43            $ 9.46         378,682   2008
                                                                       10.72             11.43         522,333   2007
                                                                       10.41             10.72         153,555   2006
                                                                       10.00             10.41         207,741   2005
---------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares         $13.08            $12.57         162,012
                                                                                      12.81             13.08         264,970
                                                                                      12.73             12.81         341,997
                                                                                      12.29             12.73         452,852
                                                                                      11.82             12.29         434,475
                                                                                      11.74             11.82         467,831
                                                                                      11.01             11.74         332,618
                                                                                      10.39             11.01          60,992
                                                                                      10.00             10.39             278
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $14.29            $10.76       1,406,394
                                                                                      14.01             14.29       1,663,825
                                                                                      13.04             14.01       2,050,430
                                                                                      12.72             13.04       2,414,508
                                                                                      11.79             12.72       2,804,221
                                                                                       9.74             11.79       3,059,826
                                                                                      10.01              9.74       1,559,690
                                                                                       9.93             10.01         455,975
                                                                                      10.00              9.93          14,696
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $16.16            $18.67         806,901
                                                                                      14.95             16.16         944,341
                                                                                      15.00             14.95       1,093,839
                                                                                      14.54             15.00       1,276,247
                                                                                      13.73             14.54       1,554,613
                                                                                      13.41             13.73       1,894,983
                                                                                      11.58             13.41       2,265,357
                                                                                      11.11             11.58         734,864
                                                                                      10.00             11.11          46,012
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $10.82            $10.61         342,246
                                                                                      10.23             10.82         306,292
                                                                                       9.99             10.23          82,073
                                                                                      10.00              9.99          30,723
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              $14.34            $14.80       3,796,002
                                                                                      13.39             14.34       4,761,796
                                                                                      13.08             13.39       5,733,934
                                                                                      12.97             13.08       6,348,660
                                                                                      12.55             12.97       7,036,237
                                                                                      12.13             12.55       7,871,654
                                                                                      11.29             12.13       6,050,592
                                                                                      10.58             11.29       1,662,057
                                                                                      10.00             10.58          89,120
--------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                                  $20.32            $12.13         133,722
                                                                                      14.63             20.32         158,943
                                                                                      14.65             14.63          26,636
                                                                                      13.04             14.65          29,925
                                                                                      12.12             13.04           9,471
                                                                                      10.00             12.12           1,465
--------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                              $16.07            $ 9.89          18,742
                                                                                      18.73             16.07          20,912
                                                                                      16.74             18.73         287,252
                                                                                      14.01             16.74         108,719
                                                                                      12.33             14.01           8,957
                                                                                      10.00             12.33           1,058
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares   2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                            2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                        2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $25.91            $11.95         276,744   2008
                                                          17.81             25.91         336,730   2007
                                                          14.86             17.81         228,999   2006
                                                          10.00             14.86          49,596   2005
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                     $ 4.35            $ 2.49         546,970   2008
                                                           3.75              4.35         819,685   2007
                                                           3.60              3.75       1,096,561   2006
                                                           3.61              3.60       1,057,008   2005
                                                           3.35              3.61       1,437,477   2004
                                                           2.34              3.35       2,012,893   2003
                                                           3.89              2.34       1,244,185   2002
                                                           6.09              3.89         985,138   2001
                                                          10.00              6.09         305,802   2000
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.75            $ 7.43           9,487   2008
                                                          10.00              9.75              --   2007
--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $11.77            $ 5.90         252,830   2008
                                                          10.25             11.77         322,711   2007
                                                          10.14             10.25         373,689   2006
                                                           9.56             10.14         432,422   2005
                                                           9.09              9.56         460,774   2004
                                                           7.26              9.09         398,198   2003
                                                          10.00              7.26          74,860   2002
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $13.52            $ 8.55       1,031,177   2008
                                                          14.05             13.52       1,556,002   2007
                                                          12.29             14.05       1,760,111   2006
                                                          11.99             12.29       1,995,664   2005
                                                          10.36             11.99       2,063,852   2004
                                                           8.05             10.36       1,196,175   2003
                                                          10.00              8.05         221,211   2002
--------------------------------------------------------------------------------------------------------

                      Each Annuitant over age 70 at issue

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $16.10            $ 7.61         147,529   2008
                                                                           16.16             16.10         216,057   2007
                                                                           14.55             16.16         297,278   2006
                                                                           14.04             14.55         319,251   2005
                                                                           12.89             14.04         243,024   2004
                                                                           10.00             12.89          60,892   2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $ 7.52            $ 4.25         573,985   2008
                                                                            6.83              7.52         687,523   2007
                                                                            6.53              6.83         853,057   2006
                                                                            6.11              6.53         722,162   2005
                                                                            5.83              6.11         739,787   2004
                                                                            4.58              5.83         753,640   2003
                                                                            6.15              4.58         490,960   2002
                                                                            8.16              6.15         409,321   2001
                                                                           10.00              8.16          82,708   2000
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.47            $ 7.87         257,173   2008
                                                                           10.79             11.47         338,819   2007
                                                                           10.00             10.79         445,607   2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.38            $10.16         438,289   2008
                                                                           15.46             17.38         515,067   2007
                                                                           12.30             15.46         278,352   2006
                                                                           10.63             12.30         125,130   2005
                                                                           10.00             10.63           9,877   2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.18            $ 6.99          26,614   2008
                                                                           10.00             10.18           7,193   2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $17.84            $ 9.21          31,663   2008
                                                                           15.14             17.84          57,418   2007
                                                                           14.21             15.14          40,926   2006
                                                                           13.94             14.21          32,039   2005
                                                                           13.50             13.94          24,392   2004
                                                                           10.00             13.50          10,640   2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $13.97            $ 8.15       1,315,821   2008
                                                                           13.56             13.97       1,623,233   2007
                                                                           11.79             13.56       2,175,689   2006
                                                                           11.47             11.79       2,330,524   2005
                                                                           10.49             11.47       2,489,918   2004
                                                                            8.07             10.49       2,585,197   2003
                                                                           10.56              8.07       1,951,504   2002
                                                                           10.73             10.56         825,837   2001
                                                                           10.00             10.73          42,936   2000
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.64            $ 7.64         875,141   2008
                                                                           16.03             16.64       1,100,204   2007
                                                                           12.07             16.03         759,114   2006
                                                                           10.54             12.07         257,907   2005
                                                                           10.00             10.54           4,986   2004
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 7.04            $ 4.16         616,426   2008
                                                                        6.30              7.04         759,709   2007
                                                                        6.45              6.30         882,920   2006
                                                                        5.71              6.45         965,778   2005
                                                                        5.36              5.71         952,418   2004
                                                                        4.42              5.36       1,076,259   2003
                                                                        6.51              4.42       1,159,015   2002
                                                                        8.01              6.51         813,964   2001
                                                                       10.00              8.01         184,885   2000
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $10.19            $ 5.45          99,812   2008
                                                                        9.12             10.19         117,837   2007
                                                                        8.39              9.12         108,321   2006
                                                                        8.14              8.39         122,293   2005
                                                                        7.24              8.14         185,390   2004
                                                                        4.95              7.24         196,320   2003
                                                                        7.42              4.95         134,844   2002
                                                                        8.66              7.42          62,503   2001
                                                                       10.00              8.66          14,994   2000
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $10.69            $10.34         456,564   2008
                                                                        9.93             10.69          50,162   2007
                                                                        9.95              9.93          50,719   2006
                                                                       10.00              9.95          31,593   2005
---------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $13.07            $ 8.11         178,530   2008
                                                                       13.10             13.07         204,886   2007
                                                                       10.96             13.10         222,049   2006
                                                                       10.86             10.96         155,124   2005
                                                                       10.00             10.86          69,705   2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $14.51            $11.45       1,343,834   2008
                                                                       12.64             14.51       1,212,190   2007
                                                                       11.05             12.64         329,221   2006
                                                                       10.00             11.05          30,147   2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $13.15            $ 7.64          67,227   2008
                                                                       12.38             13.15          75,331   2007
                                                                       11.78             12.38          42,268   2006
                                                                       10.85             11.78          23,139   2005
                                                                       10.00             10.85           9,908   2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $13.00            $ 7.64          81,619   2008
                                                                       13.38             13.00          95,797   2007
                                                                       12.12             13.38          82,566   2006
                                                                       11.20             12.12          66,356   2005
                                                                       10.00             11.20          21,959   2004
---------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            $17.44            $10.38         477,871   2008
                                                                       15.11             17.44         913,667   2007
                                                                       14.48             15.11         742,537   2006
                                                                       13.71             14.48         662,712   2005
                                                                       12.34             13.71         459,409   2004
                                                                       10.00             12.34         290,217   2003
---------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $25.65            $12.99        607,568    2008
   Class B                                                                       21.81             25.65        748,133    2007
                                                                                 18.00             21.81        678,328    2006
                                                                                 15.32             18.00        519,231    2005
                                                                                 13.37             15.32        311,963    2004
                                                                                 10.00             13.37        115,018    2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.78            $ 7.72        610,292    2008
                                                                                 10.79             10.78        834,758    2007
                                                                                 10.40             10.79        799,823    2006
                                                                                 10.19             10.40        755,703    2005
                                                                                 10.08             10.19        560,106    2004
                                                                                  9.96             10.08        132,120    2003
                                                                                 10.00              9.96            208    2002
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $14.44            $13.19         80,662    2008
                                                                                 13.84             14.44         75,207    2007
                                                                                 14.08             13.84         94,666    2006
                                                                                 13.38             14.08         91,773    2005
                                                                                 12.81             13.38         87,810    2004
                                                                                 10.03             12.81         61,139    2003
                                                                                 10.00             10.03          3,029    2002
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $12.33            $ 8.80          4,494    2008
                                                                                 11.23             12.33         12,929    2007
                                                                                 10.80             11.23          8,192    2006
                                                                                 10.91             10.80          6,326    2005
                                                                                 10.00             10.61            378    2004
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $13.12            $ 9.53        438,925    2008
                                                                                 12.94             13.12        552,807    2007
                                                                                 11.90             12.94        621,541    2006
                                                                                 11.84             11.90        655,414    2005
                                                                                 10.93             11.84        674,150    2004
                                                                                  9.13             10.93        705,085    2003
                                                                                  9.16              9.13        368,364    2002
                                                                                  9.20              9.16        143,887    2001
                                                                                 10.00              9.20         13,030    2000
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $21.78            $12.43        402,504    2008
                                                                                 18.37             21.78        392,016    2007
                                                                                 16.30             18.37        398,029    2006
                                                                                 14.96             16.30        402,757    2005
                                                                                 13.29             14.96        327,625    2004
                                                                                 10.00             13.29        150,615    2003
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                            $12.58            $ 8.79        105,068    2008
                                                                                 11.12             12.58        137,719    2007
                                                                                 10.55             11.12        162,659    2006
                                                                                 10.35             10.55        150,696    2005
                                                                                 10.00             10.35         28,367    2004
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.13            $ 7.20        102,239    2008
                                                                                 10.41             11.13        116,302    2007
                                                                                 10.00             10.41         17,743    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $14.80            $ 8.34       2,061,107   2008
                                                                         12.83             14.80       2,661,927   2007
                                                                         11.72             12.83       2,628,360   2006
                                                                         10.22             11.72       2,807,286   2005
                                                                          9.03             10.22       2,009,536   2004
                                                                          7.16              9.03       1,707,386   2003
                                                                          8.06              7.16         918,624   2002
                                                                          9.37              8.06         476,256   2001
                                                                         10.00              9.37         144,834   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.39            $ 9.45          41,901   2008
                                                                         15.62             16.39          53,567   2007
                                                                         13.97             15.62          84,650   2006
                                                                         11.77             13.97          71,052   2005
                                                                         11.82             11.77          47,213   2004
                                                                         10.00             11.82           1,184   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.24            $ 8.01       1,438,378   2008
                                                                         14.31             14.24       1,911,371   2007
                                                                         12.14             14.31       2,261,504   2006
                                                                         11.70             12.14       2,141,457   2005
                                                                         10.70             11.70       2,170,766   2004
                                                                          8.37             10.70       2,023,475   2003
                                                                         10.28              8.37       1,288,935   2002
                                                                         11.03             10.28         570,855   2001
                                                                         10.00             11.03          40,470   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $11.57            $ 6.61         354,211   2008
                                                                          6.66             11.57         437,818   2007
                                                                          6.35              6.66       1,167,973   2006
                                                                          6.13              6.35       1,301,266   2005
                                                                          6.04              6.13       1,558,308   2004
                                                                          4.64              6.04       1,629,161   2003
                                                                          6.77              4.64         974,269   2002
                                                                          8.39              6.77         603,088   2001
                                                                         10.00              8.39          60,848   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.29            $ 4.29         814,568   2008
                                                                         10.53              8.29       1,306,790   2007
                                                                          9.49             10.53         560,446   2006
                                                                          8.99              9.49         659,383   2005
                                                                          8.66              8.99         673,342   2004
                                                                          7.14              8.66         661,374   2003
                                                                          8.74              7.14         503,223   2002
                                                                          9.77              8.74         280,032   2001
                                                                         10.00              9.77          91,832   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.10            $ 9.58          59,739   2008
                                                                         10.00             10.10         150,758   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $21.71            $12.89         983,704   2008
                                                                         19.15             21.71       1,331,866   2007
                                                                         17.33             19.15       1,576,087   2006
                                                                         14.94             17.33       1,880,480   2005
                                                                         12.19             14.94       1,684,293   2004
                                                                          8.97             12.19       1,539,654   2003
                                                                         10.14              8.97         889,218   2002
                                                                         10.70             10.14         403,825   2001
                                                                         10.00             10.70          49,059   2000
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.39            $ 6.41          79,182   2008
                                                                                   12.92             13.39         113,964   2007
                                                                                   11.33             12.92          93,103   2006
                                                                                   11.25             11.33          43,930   2005
                                                                                   10.00             11.25          19,598   2004
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.32            $ 8.52       2,295,716   2008
                                                                                   12.08             12.32       2,241,869   2007
                                                                                   10.39             12.08       1,879,990   2006
                                                                                   10.00             10.39         442,711   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.91            $ 6.25         508,500   2008
                                                                                   10.00              9.91              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.15            $10.60         498,863   2008
                                                                                   16.86             17.15         355,438   2007
                                                                                   14.49             16.86         296,871   2006
                                                                                   13.33             14.49              --   2005
                                                                                   12.04             13.33              --   2004
                                                                                    9.79             12.04              --   2003
                                                                                   10.00              9.79              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.10            $ 6.29         308,445   2008
                                                                                   11.04             11.10         334,715   2007
                                                                                   10.00             11.04          84,602   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $12.15            $ 8.01         370,844   2008
                                                                                   11.23             12.15         483,741   2007
                                                                                    9.69             11.23         570,875   2006
                                                                                    9.47              9.69         640,476   2005
                                                                                    8.79              9.47         683,944   2004
                                                                                    7.21              8.79         629,017   2003
                                                                                    8.90              7.21         400,281   2002
                                                                                    9.92              8.90         172,415   2001
                                                                                   10.00              9.92           4,061   2000
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.67            $10.88         430,133   2008
                                                                                   11.33             11.67         567,132   2007
                                                                                   11.04             11.33         647,969   2006
                                                                                   11.00             11.04         678,296   2005
                                                                                   10.82             11.00         769,960   2004
                                                                                   10.63             10.82         693,037   2003
                                                                                   10.00             10.63         216,173   2002
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $18.11            $11.07         647,968   2008
                                                                                   16.36             18.11         916,083   2007
                                                                                   15.36             16.36       1,005,889   2006
                                                                                   13.98             15.36       1,129,943   2005
                                                                                   12.26             13.98       1,211,437   2004
                                                                                    9.38             12.26       1,248,595   2003
                                                                                   11.06              9.38         785,521   2002
                                                                                   11.22             11.06         319,791   2001
                                                                                   10.00             11.22          10,023   2000
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.99            $11.05       5,151,310   2008
                                                         10.66             10.99       2,012,378   2007
                                                         10.36             10.66       1,890,965   2006
                                                         10.25             10.36       1,382,399   2005
                                                         10.33             10.25       1,359,548   2004
                                                         10.43             10.33       1,519,238   2003
                                                         10.46             10.43       1,689,357   2002
                                                         10.23             10.46         671,871   2001
                                                         10.00             10.23          76,786   2000
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.65            $ 6.01         724,146   2008
                                                          9.32              9.65         831,341   2007
                                                          8.70              9.32       1,008,161   2006
                                                          8.73              8.70       1,143,240   2005
                                                          8.30              8.73       1,196,020   2004
                                                          6.55              8.30       1,138,946   2003
                                                          8.44              6.55         454,718   2002
                                                          9.45              8.44         203,781   2001
                                                         10.00              9.45          12,182   2000
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $19.51            $12.27         256,163   2008
                                                         23.32             19.51         275,107   2007
                                                         17.83             23.32         429,320   2006
                                                         16.23             17.83         349,604   2005
                                                         12.47             16.23         282,415   2004
                                                         10.00             12.47          75,216   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.80            $ 6.03       2,368,146   2008
                                                          9.49              9.80       3,006,977   2007
                                                          8.36              9.49       3,204,836   2006
                                                          8.14              8.36       3,419,522   2005
                                                          7.50              8.14       3,703,435   2004
                                                          5.95              7.50       3,607,380   2003
                                                          7.79              5.95       2,153,221   2002
                                                          9.04              7.79       1,104,277   2001
                                                         10.00              9.04         135,750   2000
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $17.32            $10.62         546,283   2008
                                                         17.21             17.32         708,040   2007
                                                         15.45             17.21         873,848   2006
                                                         14.35             15.45         966,620   2005
                                                         12.68             14.35         983,471   2004
                                                         10.39             12.68         917,681   2003
                                                         12.27             10.39         528,246   2002
                                                         11.35             12.27         181,000   2001
                                                         10.00             11.35             154   2000
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $15.19            $10.56       3,361,710   2008
                                                         13.84             15.19       4,120,303   2007
                                                         12.37             13.84       4,295,033   2006
                                                         12.14             12.37       4,051,644   2005
                                                         11.42             12.14       2,389,192   2004
                                                         10.00             11.42         492,594   2003
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $11.63            $ 8.07       2,359,730   2008
                                                         10.60             11.63       1,815,694   2007
                                                         10.00             10.60         665,525   2006
-------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $11.05            $ 6.94         647,348   2008
                                                                         10.41             11.05         779,219   2007
                                                                          9.12             10.41       1,328,304   2006
                                                                          9.05              9.12       1,168,268   2005
                                                                          8.51              9.05       1,249,399   2004
                                                                          7.02              8.51       1,186,382   2003
                                                                          8.85              7.02         791,025   2002
                                                                          9.83              8.85         374,328   2001
                                                                         10.00              9.83          84,230   2000
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Investment Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.42              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.57          30,782   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.01              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.58          65,564   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.46          81,104   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.23         110,288   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.87          29,704   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.64          26,050   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.57          46,383   2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.17            $ 8.15         180,735   2008
                                                                         12.98             13.17         274,726   2007
                                                                         11.37             12.98         288,095   2006
                                                                         10.00             11.37         170,259   2005
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $12.21            $10.08       1,446,911   2008
                                                                         11.27             12.21       1,919,218   2007
                                                                         10.38             11.27       2,327,390   2006
                                                                          9.81             10.38       2,514,958   2005
                                                                          9.21              9.81       2,632,474   2004
                                                                          8.24              9.21       2,748,253   2003
                                                                          8.98              8.24       1,917,665   2002
                                                                          9.61              8.98         972,626   2001
                                                                         10.00              9.61         201,522   2000
-----------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                $ 6.42            $ 3.54         243,373   2008
                                                                          5.37              6.42         308,064   2007
                                                                          4.82              5.37         418,227   2006
                                                                          4.37              4.82         450,021   2005
                                                                          3.69              4.37         484,273   2004
                                                                          2.79              3.69         488,442   2003
                                                                          3.95              2.79         458,916   2002
                                                                          6.65              3.95         386,562   2001
                                                                         10.00              6.65          82,856   2000
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $11.71            $ 6.41       1,008,688   2008
                                                                          8.72             11.71         815,663   2007
                                                                          8.13              8.72         568,787   2006
                                                                          7.34              8.13         520,861   2005
                                                                          6.33              7.34         500,456   2004
                                                                          5.36              6.33         537,768   2003
                                                                          6.48              5.36         425,478   2002
                                                                          8.44              6.48         362,926   2001
                                                                         10.00              8.44         112,111   2000
-----------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                             $11.67            $ 8.14         23,644    2008
                                                                                 9.75             11.67         40,729    2007
                                                                                 9.33              9.75         54,080    2006
                                                                                 8.45              9.33         83,568    2005
                                                                                 7.53              8.45         95,439    2004
                                                                                 6.07              7.53        100,391    2003
                                                                                 8.76              6.07        101,020    2002
                                                                                10.71              8.76        103,526    2001
                                                                                10.00             10.71         23,012    2000
------------------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                                $ 4.71            $ 2.59         42,976    2008
                                                                                 3.94              4.71         71,679    2007
                                                                                 3.71              3.94        122,949    2006
                                                                                 3.39              3.71        173,502    2005
                                                                                 3.43              3.39        256,228    2004
                                                                                 2.38              3.43        467,996    2003
                                                                                 4.10              2.38        318,267    2002
                                                                                 6.65              4.10        185,853    2001
                                                                                10.00              6.65         39,046    2000
------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                            $ 7.38            $ 4.36        182,239    2008
                                                                                 6.54              7.38        249,365    2007
                                                                                 5.99              6.54        354,775    2006
                                                                                 5.86              5.99        422,265    2005
                                                                                 5.72              5.86        487,411    2004
                                                                                 4.42              5.72        585,098    2003
                                                                                 6.14              4.42        609,116    2002
                                                                                 8.32              6.14        521,222    2001
                                                                                10.00              8.32        129,483    2000
------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                         $16.13            $ 7.57        206,494    2008
                                                                                12.82             16.13        279,226    2007
                                                                                 8.89             12.82        402,199    2006
                                                                                 6.86              8.89        483,616    2005
                                                                                 5.88              6.86        544,891    2004
                                                                                 4.44              5.88        593,422    2003
                                                                                 6.09              4.44        447,171    2002
                                                                                 8.09              6.09        264,963    2001
                                                                                10.00              8.09         43,422    2000
------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                        $ 7.33            $ 3.98        275,637    2008
                                                                                 6.82              7.33        334,770    2007
                                                                                 5.88              6.82        461,665    2006
                                                                                 5.67              5.88        564,234    2005
                                                                                 5.52              5.67        658,083    2004
                                                                                 4.54              5.52        831,929    2003
                                                                                 6.21              4.54        844,883    2002
                                                                                 8.17              6.21        629,158    2001
                                                                                10.00              8.17        118,553    2000
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $15.54            $ 9.08         62,893    2008
                                                                                15.75             15.54         70,995    2007
                                                                                14.47             15.75         72,150    2006
                                                                                13.42             14.47         57,145    2005
                                                                                12.55             13.42         40,148    2004
                                                                                10.00             12.55         17,895    2003
------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.98            $ 6.38         39,767    2008
                                                                                 11.64              9.98         40,602    2007
                                                                                 10.55             11.64         24,748    2006
                                                                                 10.00             10.55          7,519    2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.49            $ 5.91        211,367    2008
                                                                                 16.21              9.49        255,029    2007
                                                                                 13.99             16.21        238,860    2006
                                                                                 13.72             13.99        224,649    2005
                                                                                 12.91             13.72        216,563    2004
                                                                                 10.00             12.91        112,510    2003
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $ 7.18            $ 4.45        382,363    2008
                                                                                  6.58              7.18        445,504    2007
                                                                                  6.24              6.58        483,015    2006
                                                                                  6.09              6.24        553,877    2005
                                                                                  5.68              6.09        595,693    2004
                                                                                  4.71              5.68        736,265    2003
                                                                                  6.64              4.71        576,645    2002
                                                                                  8.98              6.64        331,541    2001
                                                                                 10.00              8.98         57,669    2000
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $10.37            $ 6.80        227,605    2008
                                                                                  9.59             10.37        286,113    2007
                                                                                  8.65              9.59        388,888    2006
                                                                                  8.22              8.65        463,596    2005
                                                                                  7.53              8.22        519,243    2004
                                                                                  6.29              7.53        492,435    2003
                                                                                  8.11              6.29        376,910    2002
                                                                                  9.84              8.11        241,953    2001
                                                                                 10.00              9.84          8,638    2000
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $ 8.83            $ 5.25        297,882    2008
                                                                                  8.78              8.83        331,846    2007
                                                                                  7.91              8.78        440,477    2006
                                                                                  7.66              7.91        492,215    2005
                                                                                  7.34              7.66        563,369    2004
                                                                                  5.60              7.34        781,828    2003
                                                                                  8.35              5.60        411,289    2002
                                                                                  8.96              8.35        155,938    2001
                                                                                 10.00              8.96         18,273    2000
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $14.10            $10.77        234,199    2008
                                                                                 13.80             14.10        280,456    2007
                                                                                 12.58             13.80        238,364    2006
                                                                                 12.47             12.58        184,506    2005
                                                                                 11.43             12.47             --    2004
                                                                                 10.02             11.43             --    2003
                                                                                 10.00             10.02             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $18.10            $11.06        629,933    2008
                                                                                 14.43             18.10        706,054    2007
                                                                                 11.21             14.43        745,308    2006
                                                                                  9.78             11.21        713,275    2005
                                                                                  7.66              9.78        758,073    2004
                                                                                  5.75              7.66        730,480    2003
                                                                                  7.59              5.75        501,656    2002
                                                                                 10.22              7.59        303,903    2001
                                                                                 10.00             10.22         32,271    2000
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      $12.35            $ 6.84         136,763   2008
                                                                       14.23             12.35         162,252   2007
                                                                       13.44             14.23         146,163   2006
                                                                       13.04             13.44         172,010   2005
                                                                       12.44             13.04         153,599   2004
                                                                        9.69             12.44          56,951   2003
                                                                       10.00              9.69             100   2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $15.93            $ 8.51          94,518   2008
                                                                       13.15             15.93         131,849   2007
                                                                       11.40             13.15       1,371,472   2006
                                                                       10.17             11.40       1,561,191   2005
                                                                        8.70             10.17       1,576,650   2004
                                                                        6.19              8.70       1,142,590   2003
                                                                        8.12              6.19         691,046   2002
                                                                        9.40              8.12         276,877   2001
                                                                       10.00              9.40          35,315   2000
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             $13.71            $ 8.04       1,158,850   2008
                                                                        9.90             13.71       1,255,161   2007
                                                                        8.78              9.90       1,226,589   2006
                                                                        8.45              8.78       1,188,072   2005
                                                                        7.87              8.45       1,334,756   2004
                                                                        6.33              7.87       1,385,950   2003
                                                                        7.95              6.33       1,005,473   2002
                                                                        9.02              7.95         473,200   2001
                                                                       10.00              9.02          73,558   2000
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $10.14            $ 6.12       1,266,584   2008
                                                                       18.98             10.14         899,344   2007
                                                                       16.83             18.98         272,856   2006
                                                                       15.61             16.83         246,928   2005
                                                                       13.32             15.61         299,183   2004
                                                                        9.40             13.32         120,040   2003
                                                                       10.00              9.40              --   2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $18.39            $11.21         303,619   2008
                                                                       15.58             18.39         393,594   2007
                                                                       15.43             15.58          32,136   2006
                                                                       14.02             15.43          30,769   2005
                                                                       11.94             14.02          32,334   2004
                                                                       10.00             11.94          17,789   2003
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                        $16.24            $ 8.11          21,935   2008
                                                                       12.14             16.24          27,446   2007
                                                                       11.14             12.14         221,729   2006
                                                                       10.93             11.14         240,371   2005
                                                                       10.00             10.93          92,893   2004
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                         $11.36            $ 9.39         123,380   2008
                                                                       10.69             11.36         422,175   2007
                                                                       10.40             10.69         129,746   2006
                                                                       10.00             10.40          92,471   2005
---------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares         $12.88            $12.36          62,913
                                                                                      12.65             12.88         101,561
                                                                                      12.59             12.65         116,523
                                                                                      12.18             12.59         143,405
                                                                                      11.74             12.18         131,657
                                                                                      11.68             11.74         154,491
                                                                                      10.98             11.68          82,184
                                                                                      10.38             10.98          16,136
                                                                                      10.00             10.38             929
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $14.07            $10.58         907,084
                                                                                      13.83             14.07       1,035,065
                                                                                      12.90             13.83       1,238,964
                                                                                      12.60             12.90       1,489,607
                                                                                      11.70             12.60       1,529,658
                                                                                       9.69             11.70       1,522,099
                                                                                       9.98              9.69         541,743
                                                                                       9.92              9.98         207,597
                                                                                      10.00              9.92          11,611
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $15.92            $18.35         665,104
                                                                                      14.76             15.92         768,922
                                                                                      14.84             14.76         843,560
                                                                                      14.41             14.84         955,206
                                                                                      13.63             14.41       1,080,903
                                                                                      13.35             13.63       1,205,322
                                                                                      11.55             13.35       1,088,846
                                                                                      11.10             11.55         386,285
                                                                                      10.00             11.10          15,494
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $10.76            $10.53       1,116,889
                                                                                      10.19             10.76         930,513
                                                                                       9.97             10.19          96,774
                                                                                      10.00              9.97          70,624
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              $14.12            $14.54       3,230,706
                                                                                      13.21             14.12       3,530,553
                                                                                      12.94             13.21       3,911,844
                                                                                      12.85             12.94       4,195,522
                                                                                      12.46             12.85       4,038,116
                                                                                      12.07             12.46       4,353,956
                                                                                      11.26             12.07       2,751,630
                                                                                      10.57             11.26         810,937
                                                                                      10.00             10.57          58,869
--------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                                  $20.13            $11.99         112,434
                                                                                      18.59             20.13         208,580
                                                                                      16.65             18.59         253,544
                                                                                      13.97             16.65          52,020
                                                                                      12.31             13.97           6,289
                                                                                      10.00             12.31           2,027
--------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                              $15.92            $ 9.77          45,755
                                                                                      14.52             15.92          39,537
                                                                                      14.57             14.52          35,338
                                                                                      13.00             14.57          49,435
                                                                                      12.11             13.00           4,228
                                                                                      10.00             12.11           1,832
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares   2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                            2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                        2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $25.77            $11.86         259,780   2008
                                                          17.75             25.77         204,061   2007
                                                          14.84             17.75         115,930   2006
                                                          10.00             14.84          37,836   2005
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                     $ 4.29            $ 2.45         213,993   2008
                                                           3.70              4.29         254,128   2007
                                                           3.56              3.70         394,344   2006
                                                           3.58              3.56         405,827   2005
                                                           3.33              3.58         524,995   2004
                                                           2.33              3.33         825,009   2003
                                                           3.88              2.33         329,408   2002
                                                           6.08              3.88         239,875   2001
                                                          10.00              6.08          82,259   2000
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.74            $ 7.40           2,501   2008
                                                          10.00              9.74           2,305   2007
--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $11.64            $ 5.82         118,694   2008
                                                          10.15             11.64         124,697   2007
                                                          10.06             10.15         156,886   2006
                                                           9.51             10.06         159,385   2005
                                                           9.06              9.51         179,786   2004
                                                           7.25              9.06         162,892   2003
                                                          10.00              7.25          28,218   2002
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $13.36            $ 8.43       1,047,448   2008
                                                          13.92             13.36       1,452,852   2007
                                                          12.20             13.92       1,403,063   2006
                                                          11.92             12.20       1,340,627   2005
                                                          10.33             11.92       1,231,035   2004
                                                           8.03             10.33         667,800   2003
                                                          10.00              8.03         130,719   2002
--------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information

                                                                                                                  Page
The Company...................................................................................................... B-3

The Separate Account............................................................................................. B-3

Additional Information About the Guarantee Account............................................................... B-3

The Contracts.................................................................................................... B-4
   Transfer of Annuity Units..................................................................................... B-4
   Net Investment Factor......................................................................................... B-4

Termination of Participation Agreements.......................................................................... B-4

Calculation of Performance Data.................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.............................................................................. B-5
   Other Subaccounts............................................................................................. B-6
   Other Performance Data........................................................................................ B-7

Tax Matters...................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company....................................................... B-7
   IRS Required Distributions.................................................................................... B-8

General Provisions............................................................................................... B-8
   Using the Contracts as Collateral............................................................................. B-8
   The Beneficiary............................................................................................... B-8
   Non-Participating............................................................................................. B-8
   Misstatement of Age or Gender................................................................................. B-8
   Incontestability.............................................................................................. B-8
   Statement of Values........................................................................................... B-9
   Trust as Owner or Beneficiary................................................................................. B-9
   Written Notice................................................................................................ B-9

Legal Developments Regarding Employment-Related Benefit Plans.................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company........................................................ B-9

Experts.......................................................................................................... B-9

Financial Statements............................................................................................. B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date